GENERAL AND ADMINISTRATIVE	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
GENERAL AND ADMINISTRATIVE	GENERAL AND ADMINISTRATIVE

	Year ended December 31,
	2022	2021
Corporate administration	$6,225	$2,740
Salaries and benefits	7,537	4,451
Professional fees	3,328	3,265
Total general and administrative	$17,090	$10,456